Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Schedule of earnings/ (loss) per share
	For the years ended December 31,
	2020	2019	2018
Basic Loss Per Share Numerator
Profit for the year attributable to owners of the Company	$(5,667,417)	$(104,405)	$(17,968,598)

Diluted Loss Per Share Numerator
Profit for the year attributable to owners of the Company	$(5,667,417)	$(104,405)	$(17,968,598)

Basic Loss Per Share Denominator
Original shares:	2,591,299	2,271,299	1,986,299
Additions from actual events:
- Issuance of common stock, weighted	121,229	246,192	288,421
Basic weighted average shares outstanding	2,712,528	2,517,491	2,229,915

Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	2,712,528	2,517,491	2,229,915
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants*
Diluted Weighted Average Shares Outstanding:	2,712,528	2,517,491	2,229,915

Loss Per Share
- Basic	$(2.09)	$(0.00)	$(8,06)
- Diluted	$(2.09)	$(0.00)	$(8.06)
Weighted Average Shares Outstanding
- Basic	2,712,528	2,517,491	2,229,915
- Diluted	2,712,528	2,517,491	2,229,915
*	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the outstanding warrants being out-of-the-money during the periods presented.